Investments - Disclosure of reconciliation of changes in interests in joint ventures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of joint ventures [line items]
Carrying amount of interest at the beginning of the period	$ 16,805
Carrying amount of interest at the end of the period	21,520	$ 16,805
Total for all joint ventures
Disclosure of joint ventures [line items]
Carrying amount of interest at the beginning of the period	16,806
Carrying amount of interest at the end of the period	14,426	16,806
Investments in equity accounted investees | Total for all joint ventures
Disclosure of joint ventures [line items]
Gross balance, at beginning of period	16,311	(330)	$ 597
Offset investment with shareholders loan, at beginning of period	495	848	826
Carrying amount of interest at the beginning of the period	16,806	518	1,423
Reversal prior year offset investment with shareholders loan	(495)	(848)	(826)
Group's share of profit (loss) for the period	(1,655)	920	(927)
Dividends received from joint ventures	(4,525)
Capital increase/(decrease) in joint ventures		3,796
Movement equity to shareholders loan	0	0
Business combinations	2,089	12,399
Repayment capital provided to joint ventures		(475)
Transfer to asset held for sale	(1,232)
Translation differences	1,832
Gross balance, at end of period	12,820	16,311	(330)
Offset investment with shareholders loan, at end of period	1,606	495	848
Carrying amount of interest at the end of the period	14,426	16,806	518
Shareholders loans | Total for all joint ventures
Disclosure of joint ventures [line items]
Gross balance, at beginning of period	16,683	850	850
Offset investment with shareholders loan, at beginning of period	(495)	(848)	(826)
Carrying amount of interest at the beginning of the period	16,188	2	24
Reversal prior year offset investment with shareholders loan	495	848	826
Group's share of profit (loss) for the period	0	0	0
Dividends received from joint ventures	0
Capital increase/(decrease) in joint ventures		0
Movement equity to shareholders loan	3,403	4,485
Business combinations	0	11,638
Repayment capital provided to joint ventures		(290)
Transfer to asset held for sale	0
Translation differences	1,743
Gross balance, at end of period	21,829	16,683	850
Offset investment with shareholders loan, at end of period	(1,606)	(495)	(848)
Carrying amount of interest at the end of the period	$ 20,223	$ 16,188	$ 2